Other Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [abstract]
Derivative liabilities	¥ 36,529	¥ 97,091
Lease liabilities	465,238	436,412
Financial liabilities associated with contingent consideration arrangements	5,844	27,770	¥ 41,664
Other	157,403	204,457
Total	665,014	765,730
Non-current	468,943	517,677
Current	¥ 196,071	¥ 248,053